Exhibit 99.1

World Omni Auto Receivables Trust 2019-A

Monthly Servicer Certificate

July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	857,862,935.16	41,351
Yield Supplement Overcollateralization Amount 06/30/19	50,924,513.39	0
Receivables Balance 06/30/19	908,787,448.55	41,351
Principal Payments	29,224,813.48	1,162
Defaulted Receivables	1,298,721.84	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	48,625,347.44	0
Pool Balance at 07/31/19	829,638,565.79	40,139

Pool Statistics	$ Amount	# of Accounts
Pool Factor	79.07%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,110,735,192.75	47,003

Delinquent Receivables:
Past Due 31-60 days	4,791,472.62	216
Past Due 61-90 days	1,327,438.64	59
Past Due 91-120 days	324,040.41	19
Past Due 121+ days	0.00	0
Total	6,442,951.67	294

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.73%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	688,428.18
Aggregate Net Losses/(Gains) - July 2019	610,293.66
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.81%
Prior Net Losses Ratio	0.60%
Second Prior Net Losses Ratio	0.70%
Third Prior Net Losses Ratio	0.17%
Four Month Average	0.57%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	9,540,843.51
Actual Overcollateralization	9,540,843.51
Weighted Average APR	3.97%
Weighted Average APR, Yield Adjusted	6.56%
Weighted Average Remaining Term	58.00

Flow of Funds	$ Amount

Collections	32,964,366.82
Investment Earnings on Cash Accounts	13,094.33
Servicing Fee	(757,322.87)
Transfer to Collection Account
Available Funds	32,220,138.28

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,032,211.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,700.83
(5) Noteholders' Second Priority Principal Distributable Amount
(6) Class C Interest	45,931.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,570,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,540,843.51
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,155,505.69

Total Distributions of Available Funds	32,220,138.28

Servicing Fee	757,322.87
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,950,000.00
Original Class B	31,150,000.00
Original Class C	15,570,000.00

Total Class A, B, & C
Note Balance @ 07/15/19	847,997,511.41
Principal Paid	27,899,789.13
Note Balance @ 08/15/19	820,097,722.28

Class A-1
Note Balance @ 07/15/19	23,327,511.41
Principal Paid	23,327,511.41
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2
Note Balance @ 07/15/19	348,000,000.00
Principal Paid	4,572,277.72
Note Balance @ 08/15/19	343,427,722.28
Note Factor @ 08/15/19	98.6861271%

Class A-3
Note Balance @ 07/15/19	347,000,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	347,000,000.00
Note Factor @ 08/15/19	100.0000000%

Class A-4
Note Balance @ 07/15/19	82,950,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	82,950,000.00
Note Factor @ 08/15/19	100.0000000%

Class B
Note Balance @ 07/15/19	31,150,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	31,150,000.00
Note Factor @ 08/15/19	100.0000000%

Class C
Note Balance @ 07/15/19	15,570,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	15,570,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,164,843.46
Total Principal Paid	27,899,789.13
Total Paid	30,064,632.59

Class A-1
Coupon	2.72616%
Interest Paid	54,761.96
Principal Paid	23,327,511.41
Total Paid to A-1 Holders	23,382,273.37

Class A-2
Coupon	3.02000%
Interest Paid	875,800.00
Principal Paid	4,572,277.72
Total Paid to A-2 Holders	5,448,077.72

Class A-3
Coupon	3.04000%
Interest Paid	879,066.67
Principal Paid	0.00
Total Paid to A-3 Holders	879,066.67

Class A-4
Coupon	3.22000%
Interest Paid	222,582.50
Principal Paid	0.00
Total Paid to A-4 Holders	222,582.50

Class B
Coupon	3.34000%
Interest Paid	86,700.83
Principal Paid	0.00
Total Paid to B Holders	86,700.83

Class C
Coupon	3.54000%
Interest Paid	45,931.50
Principal Paid	0.00
Total Paid to C Holders	45,931.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.0902831
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9388793
Total Distribution Amount	29.0291624

A-1 Interest Distribution Amount	0.2595354
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	110.5569261
Total A-1 Distribution Amount	110.8164615

A-2 Interest Distribution Amount	2.5166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	13.1387291
Total A-2 Distribution Amount	15.6553958

A-3 Interest Distribution Amount	2.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.5333333

A-4 Interest Distribution Amount	2.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.6833333

B Interest Distribution Amount	2.7833332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.7833332

C Interest Distribution Amount	2.9500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.9500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	99.96
Noteholders' Third Priority Principal Distributable Amount	558.07
Noteholders' Principal Distributable Amount	341.97

Account Balances	$ Amount

Reserve Account
Balance as of 07/15/19	2,595,670.49
Investment Earnings	5,095.90
Investment Earnings Paid	(5,095.90)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	2,595,670.49
Change	-

Required Reserve Amount	2,595,670.49